Quarterly Holdings Report
for

Fidelity Freedom® Index 2010 Fund

December 31, 2019

FRX-X10-QTLY-0220
1.906835.110

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 20.9%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $135,294,020)	13,568,876	148,036,441

International Equity Funds - 13.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $81,933,473)	7,473,904	98,431,311

Bond Funds - 42.6%
Fidelity Series Bond Index Fund (a)	27,194,181	281,187,828
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,391,182	21,066,314
TOTAL BOND FUNDS
(Cost $294,282,564)		302,254,142

Inflation-Protected Bond Funds - 7.4%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $51,803,457)	5,193,319	52,192,854

Short-Term Funds - 15.2%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $108,064,534)	10,807,448	108,074,475
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $671,378,048)		708,989,223
NET OTHER ASSETS (LIABILITIES) - 0.0%		(30,099)
NET ASSETS - 100%		$708,959,124

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$296,892,229	$23,369,946	$4,844,226	$61,018	$7,604,527	$281,187,828
Fidelity Series Global ex U.S. Index Fund	60,989,749	36,042,448	5,288,330	1,965,025	2,531	6,684,913	98,431,311
Fidelity Series Inflation-Protected Bond Index Fund	40,209,406	13,930,637	3,071,372	673,331	33,767	1,090,416	52,192,854
Fidelity Series Long-Term Treasury Bond Index Fund	17,192,727	7,800,239	3,745,416	1,808,994	234,895	(416,131)	21,066,314
Fidelity Series Total Market Index Fund	--	183,994,776	49,503,278	1,989,435	802,522	12,742,421	148,036,441
Fidelity Series Treasury Bill Index Fund	82,388,494	31,322,397	5,725,272	1,467,329	904	87,952	108,074,475
Fidelity Total Market Index Fund Class F	142,397,568	3,193,596	150,374,603	659,972	84,437,199	(79,653,760)	--
Fidelity U.S. Bond Index Fund Class F	221,012,303	3,821,797	224,373,229	490,671	659,877	(1,120,748)	--
	$564,190,247	$576,998,119	$465,451,446	$13,898,983	$86,232,713	$(52,980,410)	$708,989,223

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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